Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
LEASES

NOTE 9 – LEASES

The Company determines if a contract contains a lease at inception and recognizes operating lease right-of-use assets and operating lease liabilities based on the present value of the future minimum lease payments at the commencement date. As the Company’s leases do not provide an implicit rate, management develops incremental borrowing rates based on the information available at the commencement date in determining the present value of future payments. Lease expenses are recognized on a straight-line basis over the lease term.

The Company’s operating leases are as follows:

In September 2019, the Company entered into a 24 month lease agreement for approximately 55 square meters of office and research lab space at the BioPark Building, Hadassah Ein-Kerem Campus in Jerusalem, Israel. The Company exercised an extension option under this lease and extended the term of the lease by an additional 24 months, which commenced on September 1, 2021.

In July 2018, the Company entered into a lease agreement for offices, laboratory and parking spaces at the Science Park in Nes Ziona, Israel for approximately 420 square meters of space. The lease for this space expires on August 31, 2023 at which time the Company may extend the lease for an additional 60-month period.

In October 2020, the Company entered into an additional lease agreement for approximately 421 square meters of space in Nes Ziona, Israel. The lease for this space expires on September 30, 2025 at which time the Company may extend the lease for an additional 33-month period.

On July 29, 2021, the Company entered into an amendment to its lease agreement in Nes Ziona, which added an additional 455 square meters of office space to the existing leased space. The lease for the additional 455 square meters is for a period of 63 months, which commenced on August 1, 2021. The lease expires on October 31, 2026 with an option to extend the lease for an additional 22 months.

Upon entering into the Jerusalem and the Nes Ziona lease agreements, and the amendment to the Nes Ziona lease agreement, the Company was not reasonably certain that it would exercise the extension options contained therein and therefore did not include the options in the determination of the total lease terms of the leases for accounting purposes.

On September 19, 2021, the Company entered into a lease agreement for a manufacturing plant space for the purpose of manufacturing AllocetraTM to support ongoing clinical trials in Yavne Israel, for a period of 60 months that commenced on September 19, 2021. The Company completed construction on the manufacturing plant in the fourth quarter of 2022. The lease expires on September 18, 2026 with options for two successive 60-month extensions. Upon entering into the plant space lease agreement, the Company estimated that it would exercise the first extension option and therefore included one option term in the determination of the total lease term for accounting purposes. In September 2022, the Company’s management decided to postpone the use of the manufacturing plant for an approximate period of three years and to offer lease and supporting services of the leased space to potential clients during this three-year period. The Company’s initial estimation regarding the exercise of the first extension option has not changed.

As of December 31, 2022 the Company was a party to seven vehicle lease agreements. All vehicle lease agreements are for 36 months periods.

	Year ended December 31,
(in thousands)	2022	2021	2020

The components of lease expense were as follows:
Operating leases expenses	$1,037	$698	$243

Cash flow information related to operating leases:
Cash used in operating activities	$875	$449	$223

Non-cash activity - Right of use assets obtained in exchange for new operating lease liabilities	$179	$5,446	$398

	December 31,
(in thousands)	2022	2021
Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
Other assets - Right-of-Use assets	$6,445	$6,329
Accumulated amortization	1,420	640
Operating lease Right-of-Use assets, net	$5,025	$5,689
Lease liabilities – current - Accounts payable and accrued liabilities	$653	$617
Lease liabilities – noncurrent	4,194	5,389
Total operating lease liabilities	$4,847	$6,006
Weighted average remaining lease term in years	7.6	8.6
Weighted average annual discount rate	3.4%	3.6%

Maturities of undiscounted operating lease liabilities as of December 31, 2022, were as follows:

(in thousands)

2023	$788
2024	681
2025	703
2026	607
2027 and onwards	2,752
Total undiscounted lease liability	5,531
Less: Imputed interest	(684)
Present value of lease liabilities	$4,847